Organization and Description of Business (Details) - Forecast [Member]	Apr. 07, 2025 $ / shares
Minimum [Member]
Organization and Description of Business [Line Items]
Share combination	$ 0.021848
Maximum [Member]
Organization and Description of Business [Line Items]
Share combination	$ 0.43696